Loans and Allowance for Credit Losses - Schedule of impaired loans, including the related allowances (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 36,950	$ 38,554	$ 36,193
Accumulated impairment [member] | Allowance for credit losses related to other credit instruments [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 24		$ 12